UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               April 5, 2010
     ---------------------          -------------            -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $   283,434
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                               As of: 3/31/2010

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  -------- --------------------- ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED  OTH
-----------------------------  --------------    ---------  -------- ---------  ---  ----  ---------- --------  ----    ------  ---
ALLIANCE BERNSTEIN             Common Stocks     01881G106      622     20,300             SOLE                    20,300
ALTRIA GROUP                   Common Stocks     02209S103      564     27,509             SOLE                    27,509
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409      179     10,438             SOLE                    10,438
BANK OF AMERICA                Common Stocks     060505104    1,047     58,637             SOLE                    58,637
BP PLC  SPONS ADR              Common Stocks     055622104    1,417     24,828             SOLE                    24,828
BRISTOL MYERS SQUIBB           Common Stocks     110122108    2,297     86,036             SOLE                    86,036
CITIGROUP INC                  Common Stocks     172967101      684    168,853             SOLE                   168,853
COLGATE PALMOLIVE              Common Stocks     194162103      969     11,363             SOLE                    11,363
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109      541     11,538             SOLE                    11,538
EXXON MOBIL CORP               Common Stocks     30231G102    1,057     15,779             SOLE                    15,779
GENERAL MARITIME CORP          Common Stocks     Y2693R101      215     29,936             SOLE                    29,936
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104      571      3,344             SOLE                     3,344
JEFFERIES GROUP                Common Stocks     472319102      598     25,255             SOLE                    25,255
KIMBERLY-CLARK                 Common Stocks     494368103      695     11,059             SOLE                    11,059
KRAFT FOODS                    Common Stocks     50075N104      320     10,574             SOLE                    10,574
KROGER CO                      Common Stocks     501044101      524     24,180             SOLE                    24,180
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109      311     80,810             SOLE                    80,810
MARATHON OIL CORP              Common Stocks     565849106      925     29,239             SOLE                    29,239
MERCK & CO INC - NEW           Common Stocks     58933Y105    1,258     33,690             SOLE                    33,690
MICROSOFT CORP                 Common Stocks     594918104    2,940    100,374             SOLE                   100,374
NESTLE                         Common Stocks     641069406      218      4,250             SOLE                     4,250
PFIZER INC                     Common Stocks     717081103      533     31,105             SOLE                    31,105
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109    1,585     30,383             SOLE                    30,383
PROCTER & GAMBL                Common Stocks     742718109      455      7,191             SOLE                     7,191
RAYMOND JAMES FIN              Common Stocks     754730109      751     28,101             SOLE                    28,101
SCHLUMBERGER                   Common Stocks     806857108      878     13,840             SOLE                    13,840
SCHWAB CHARLES CORP            Common Stocks     808513105      362     19,360             SOLE                    19,360
SMUCKER JM CO                  Common Stocks     832696405      252      4,190             SOLE                     4,190
T ROWE PRICE GROUP             Common Stocks     74144T108      256      4,650             SOLE                     4,650
TEEKAY TANKERS                 Common Stocks     Y8565N102      188     14,940             SOLE                    14,940
TRANSOCEAN INC NEW             Common Stocks     H8817H100      663      7,679             SOLE                     7,679
VODAFONE GROUP                 Common Stocks     92857W209    1,579     67,734             SOLE                    67,734
WALT DISNEY CO                 Common Stocks     254687106      653     18,705             SOLE                    18,705
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102   11,551    407,018             SOLE                   407,018
ALLETE INC.                    Common Stocks     018522300    3,119     93,158             SOLE                    93,158
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101    1,855    111,832             SOLE                   111,832
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    3,004    174,828             SOLE                   174,828
APOLLO GROUP A                 Common Stocks     037604105      533      8,695             SOLE                     8,695
BARD C R                       Common Stocks     067383109      614      7,086             SOLE                     7,086
CABOT OIL & GAS                Common Stocks     127097103    3,772    102,495             SOLE                   102,495
CAPSTEAD MORTGAGE CORP         Common Stocks     14067E506    1,416    118,424             SOLE                   118,424
CMS ENERGY                     Common Stocks     125896100    6,328    409,291             SOLE                   409,291
COGENT INC.                    Common Stocks     19239Y108    5,818    570,352             SOLE                   570,352
COMSTOCK RES                   Common Stocks     205768203      850     26,716             SOLE                    26,716
CONSOL ENERGY INC              Common Stocks     20854P109      474     11,107             SOLE                    11,107
DEAN FOODS                     Common Stocks     242370104    7,318    466,436             SOLE                   466,436
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207    2,534     36,933             SOLE                    36,933
DOLLAR TREE STO                Common Stocks     256746108    5,863     98,996             SOLE                    98,996
EXELON CORPORATION             Common Stocks     30161N101      643     14,672             SOLE                    14,672
EZCORP INC                     Common Stocks     302301106   11,120    539,824             SOLE                   539,824
FIDLTY NATL FIN                Common Stocks     31620R105    5,024    338,982             SOLE                   338,982
FIRST CASH FINANCIAL SVCS      Common Stocks     31942D107    7,149    330,812             SOLE                   330,812
FISERV INC                     Common Stocks     337738108    3,753     73,933             SOLE                    73,933
FRONTIER COMMUNICATIONS        Common Stocks     35906A108    4,593    617,362             SOLE                   617,362
FTI CONSULTING INC             Common Stocks     302941109    7,399    188,163             SOLE                   188,163
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107    5,256    248,965             SOLE                   248,965
GLOBAL IND                     Common Stocks     379336100    2,586    402,819             SOLE                   402,819
GOODRICH PETROLEUM             Common Stocks     382410405    1,586    101,390             SOLE                   101,390
GYMBOREE CORP                  Common Stocks     403777105    5,160     99,916             SOLE                    99,916
HANESBRANDS INC                Common Stocks     410345102    9,493    341,230             SOLE                   341,230
HCC INSURANCE                  Common Stocks     404132102    7,785    282,053             SOLE                   282,053
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107    3,712    284,872             SOLE                   284,872
HOLLY CORP                     Common Stocks     435758305    5,484    196,476             SOLE                   196,476
ICON PLC                       Common Stocks     45103T107    2,112     79,985             SOLE                    79,985
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630    1,635     25,611             SOLE                    25,611
JARDEN CORP                    Common Stocks     471109108    6,838    205,410             SOLE                   205,410
JOHN WILEY & SONS INC          Common Stocks     968223206    7,435    171,787             SOLE                   171,787
KBR INC                        Common Stocks     48242W106    3,700    166,949             SOLE                   166,949
LENDER PROCESSING              Common Stocks     52602E102    7,694    203,809             SOLE                   203,809
LTC PROPERTIES                 Common Stocks     502175102    9,091    335,974             SOLE                   335,974
McDERMOTT INTL                 Common Stocks     580037109    7,443    276,485             SOLE                   276,485
MERCK & CO INC - NEW           Common Stocks     58933Y105      824     22,061             SOLE                    22,061
MICROSOFT CORP                 Common Stocks     594918104      534     18,241             SOLE                    18,241
NAVIGANT CONSULTING CO         Common Stocks     63935N107    4,325    356,544             SOLE                   356,544
NAVIOS MARITIME                Common Stocks     Y62196103    5,158    776,840             SOLE                   776,840
OMEGA HEALTHCARE REIT          Common Stocks     681936100   10,069    516,614             SOLE                   516,614
OMEGA NAVIGATION               Common Stocks     Y6476R105      618    213,858             SOLE                   213,858
PARTNERRE LTD                  Common Stocks     G6852T105    4,062     50,959             SOLE                    50,959
PETROHAWK ENERGY CORP          Common Stocks     716495106    3,759    185,368             SOLE                   185,368
RENT-A-CENTER                  Common Stocks     76009N100    1,874     79,237             SOLE                    79,237
REPUBLIC SVCS INC              Common Stocks     760759100    4,470    154,030             SOLE                   154,030
SUPERIOR ENERGY                Common Stocks     868157108    6,119    291,101             SOLE                   291,101
SWIFT ENERGY                   Common Stocks     870738101    8,028    261,157             SOLE                   261,157
TERRA INDUSTRIE                Common Stocks     880915103    1,161     25,368             SOLE                    25,368
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102    1,134     22,050             SOLE                    22,050
TRANSOCEAN INC NEW             Common Stocks     H8817H100      830      9,610             SOLE                     9,610
UIL HOLDINGS CORP              Common Stocks     902748102    4,393    159,763             SOLE                   159,763
VANTAGE DRILLING               Common Stocks     G93205113    2,044  1,381,263             SOLE                 1,381,263
VERISIGN INC                   Common Stocks     92343E102    5,830    224,051             SOLE                   224,051
WARNER CHILCOTT                Common Stocks     G94368100    4,393    172,145             SOLE                   172,145
WINDSTREAM CORP                Common Stocks     97381W104      790     72,525             SOLE                    72,525
WRIGHT EXPRESS CORP            Common Stocks     98233Q105    5,174    171,763             SOLE                   171,763